Stock-Based Compensation (Notes)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
Western Incentive Plans
The Western Refining 2006 Long-Term Incentive Plan (the "2006 LTIP") and the Amended and Restated 2010 Incentive Plan of Western Refining (the "2010 Incentive Plan") allow for restricted share unit awards ("RSUs") among other forms of awards. As of March 31, 2016, there were 19,856 and 2,418,248 shares of common stock reserved for future grants under the 2006 LTIP and the 2010 Incentive Plan, respectively. Awards granted under both plans vest over a scheduled vesting period of either one, three or five years and their market value at the date of the grant is amortized over the vesting period on a straight-line basis. Effective March 25, 2015, our board of directors approved administrative amendments to the 2010 Incentive Plan.
As of March 31, 2016, there were 656,290 unvested RSUs outstanding. We recorded stock compensation of $1.0 million and $1.0 million for the three months ended March 31, 2016 and 2015, respectively, which is included in selling, general and administrative expenses.
As of March 31, 2016, the aggregate grant date fair value of outstanding RSUs was $21.6 million. The aggregate intrinsic value of outstanding RSUs was $19.1 million. The unrecognized compensation cost of unvested RSUs was $19.6 million. Unrecognized compensation costs for RSUs will be recognized over a weighted-average period of 3.13 years.
The tax deficiency related to the RSUs that vested during the three months ended March 31, 2016, was $0.3 million using a statutory blended rate of 38.1%. The aggregate grant date fair value of the RSUs that vested during the three months ended March 31, 2016, was $3.2 million. The related aggregate intrinsic value of these RSUs was $2.4 million at the vesting date.
The excess tax benefit related to the RSUs that vested during the three months ended March 31, 2015, was $0.3 million using a statutory blended rate of 38.1%. The aggregate grant date fair value of the RSUs that vested during the three months ended March 31, 2015, was $1.9 million. The related aggregate intrinsic value of these RSUs was $2.8 million at the vesting date.
The following table summarizes our RSU activity for the three months ended March 31, 2016:

	Number of Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	399,214	$37.43
Awards granted	339,618	29.60
Awards vested	(79,118)	40.71
Awards forfeited	(3,424)	43.81
Not vested at March 31, 2016	656,290	32.95

NTI 2012 Long-Term Incentive Plan
There are 6,659,555 NTI common units reserved for issuance under the NTI 2012 Long-Term Incentive Plan ("NTI LTIP"). NTI has awarded both restricted units and phantom units under the NTI LTIP. The NTI LTIP permits the award of unit options, restricted units, phantom units, distribution equivalent rights, unit appreciation rights and other awards that derive their value from the market price of NTI's common units.
As of March 31, 2016, 1,536,998 units were outstanding under the NTI LTIP. NTI recognizes the expense on all NTI LTIP awards ratably from the grant date until all units become unrestricted or vest. Service-based awards generally vest ratably over a three-year period beginning on the award's first anniversary date and performance-based awards generally vest following the end of the measurement period which, for the performance-based phantom awards, has traditionally been three years after the commencement of the measurement period. Compensation expense related to these restricted units is based on the grant date fair value as determined by the closing market price on the grant date, reduced by the fair value of estimated forfeitures. For awards to employees, NTI estimates a forfeiture rate that is subject to revision depending on the actual forfeiture experience.
As of March 31, 2016 and December 31, 2015, the total unrecognized compensation cost for NTI LTIP units was $26.3 million and $16.1 million, respectively.
NTI incurred $4.6 million and $2.6 million of unit-based compensation expense for the three months ended March 31, 2016 and 2015, respectively.
Restricted Common Units
As of March 31, 2016, NTI had 157,370 restricted common units outstanding. Upon vesting, these common units will no longer be restricted. All restricted common units participate in distributions on an equal basis with NTI common units and must be paid no later than 30 days after the distribution date to common unitholders. For restricted common unit awards outstanding at March 31, 2016, the forfeiture rates on NTI LTIP awards ranged from zero to 30%, depending on the employee classification and the length of the award's vesting period. NTI has one restricted common unit award with a clause stating distributions are to be accrued until the underlying units vest, at which time the accrued distributions applicable to those units will be paid to the award holder. The accrued distributions on that award at March 31, 2016 and December 31, 2015, were $0.8 million and $0.7 million, respectively.
Phantom Common Units
Service-based Awards
During 2014, NTI began awarding service-based phantom common units to certain employees. As of March 31, 2016, NTI had 726,842 service-based phantom common units outstanding. Upon vesting, NTI may settle these units in NTI common units or cash at the discretion of NTI's board of directors or its Compensation Committee. Like the restricted common units, the phantom common units participate in distributions on an equal basis with common units. However, distributions on phantom common units are accrued until the underlying units vest at which time the distributions are paid in cash. In the event that unvested phantom common units are forfeited or canceled, any accrued distributions on the underlying units are forfeited by the grantee. As of March 31, 2016 and December 31, 2015, NTI had $1.7 million and $2.5 million, respectively, in accrued service-based phantom common unit distributions included in accrued liabilities and other liabilities in the Condensed Consolidated Balance Sheets. For phantom common unit awards outstanding at March 31, 2016, the forfeiture rates on NTI LTIP awards ranged from zero to 20%, depending on the employee classification.
Performance-based Phantom Units
As of March 31, 2016, NTI had 652,786 outstanding Performance-based Phantom Common Units ("NTI Performance LTIPs"), under the NTI LTIP. Assuming a threshold EBITDA is achieved, participants are entitled to an award under the NTI Performance LTIPs based on NTI’s achievement of two criteria compared to the performance peer group selected by the Compensation Committee over the performance period: (a) return on capital employed, referred to as a performance condition and (b) total unitholder return, referred to as a market condition. NTI accounts for the performance conditions and market conditions in each NTI Performance LTIPs as separate awards. Each of the performance condition awards and market condition awards represent the right to receive NTI common units or cash, or a combination of both, at the discretion of NTI's board of directors or its Compensation Committee, at the end of a three-year performance period, in an amount ranging from 0% to 200% of the original number of units granted depending on NTI’s achievement of the performance conditions and market conditions, respectively.
Performance Condition Awards. The 652,786 NTI Performance LTIPs include 342,695 performance condition awards. The fair value of performance condition awards is estimated using the market price of NTI's common units on the grant date and NTI management's assessment of the probability of the number of performance condition awards that will ultimately be awarded. The estimated fair value of these performance condition awards is amortized over a three-year vesting period using the straight-line method. On a quarterly basis, NTI estimates the ultimate payout percentage, relative to target, and adjusts compensation expense accordingly. At March 31, 2016, NTI estimates that a weighted average of 200% of the target unit count will be achieved at the end of the vesting term.
Market Condition Awards. The 652,786 NTI Performance LTIPs include 310,091 market condition awards. The estimated fair value for market condition awards is estimated using a Monte Carlo simulation model as of the grant date and the related expense is amortized over a three-year vesting period using the straight-line method. The compensation expense relating to the market condition awards is determined at the award's date and expensed ratably at a fixed rate over the vesting term. However, for purposes of the phantom common unit activity table below, NTI estimates that at March 31, 2016, a weighted average of 181% of the target unit count will be achieved at the end of the vesting term.
Expected volatilities are based on the historical volatility over the most recent three-year period. The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of valuation. The assumptions used in the Monte Carlo simulation used to value NTI's market condition awards as of March 31, 2016, are presented below:

	2016 Awards	2015 Awards
Expected volatility	29.80%	34.10%
Risk-free interest rate	1.08%	0.84%

As of March 31, 2016 and December 31, 2015, NTI had $1.5 million and $1.0 million, respectively, in accrued performance-based phantom common unit distributions included in accrued liabilities in the Condensed Consolidated Balance Sheets.
A summary of the NTI LTIP common unit activity for the three months ended March 31, 2016, is set forth below:

	Restricted Units		Phantom Units
			Service-Based Units	Performance-Based Units	Total	Weighted Average Grant Date Fair Value
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Number of Units
Not vested at December 31, 2015	191,424	$24.75	581,882	260,690	842,572	$24.00
Awards granted	—	—	381,029	163,571	544,600	30.27
Incremental performance units	—	—	—	231,777	231,777	38.17
Awards vested	(34,054)	26.84	(235,546)	(1,789)	(237,335)	24.05
Awards forfeited	—	—	(523)	(1,463)	(1,986)	24.01
Not vested at March 31, 2016	157,370	24.30	726,842	652,786	1,379,628	28.90

Western Refining Logistics, LP 2013 Long-Term Incentive Plan
The Western Refining Logistics, LP 2013 Long-Term Incentive Plan (the "WNRL LTIP") provides, among other awards, for grants of phantom units and distribution equivalent rights. As of March 31, 2016, there were 4,111,322 phantom units reserved for future grants under the WNRL LTIP.
The fair value of the phantom units is determined based on the closing price of WNRL common units on the grant date. The estimated fair value of the phantom units is amortized on a straight-line basis over the scheduled vesting periods of individual awards. WNRL incurred unit-based compensation expense of $0.5 million and $0.4 million for the three months ended March 31, 2016 and 2015, respectively.
The aggregate grant date fair value of non-vested phantom units outstanding as of March 31, 2016, was $7.9 million. The aggregate intrinsic value of such phantom units was $6.9 million. Total unrecognized compensation cost related to unvested phantom units totaled $7.4 million as of March 31, 2016, that is expected to be recognized over a weighted-average period of 3.12 years.
A summary of WNRL's common and phantom unit award activity for the three months ended March 31, 2016, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Not vested at December 31, 2015	279,787	$28.06
Awards granted	75,919	22.53
Awards vested	(60,705)	26.80
Awards forfeited	—	—
Not vested at March 31, 2016	295,001	26.64